Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits from customers [line items]
Deposits from customers	£ 179,006	£ 173,692
Current and Demand Accounts - [member]
Disclosure of deposits from customers [line items]
Deposits from customers	90,332	87,316
Savings Accounts [member]
Disclosure of deposits from customers [line items]
Deposits from customers	69,319	69,102
Time Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	18,121	16,204
Amounts Due to Fellow Banco Santander Subsidiaries and Joint Ventures - [member]
Disclosure of deposits from customers [line items]
Deposits from customers	£ 1,234	£ 1,070